MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW

April 29, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Investment Corporation (the “Registrant”)

Registration Statement on Form N-1A (File no. 033-06486 and 811-05084)

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 28, 2016, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Amy Latkin
Vice President and
Associate General Counsel